OTHER INCOME (Details Narrative) - AUD ($)		12 Months Ended
	Dec. 05, 2019	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Research and development tax incentive income		$ 1,987,253	$ 1,616,064	$ 2,397,552
Australian Government Tax Incentive [member]
IfrsStatementLineItems [Line Items]
Maximum annual aggregate turnover to avail refundable tax offset	$ 20,000,000	$ 20,000,000
Maximum annual aggregate turnover to avail refundable tax offset percentage	41.00%	18.50%